Stock Compensation Expense and Warrants (Details) - Schedule of warrant activity - FaZe Clan Inc.[Member]	9 Months Ended
Sep. 30, 2021 $ / shares shares
Stock Compensation Expense and Warrants (Details) - Schedule of warrant activity [Line Items]
Warrants Outstanding, beginning	618,631
Warrants Granted and Vested (in Dollars per share) | $ / shares	$ 36,202
Warrants Outstanding at ending	654,833